Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Current Liabilities (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Annual Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 189,514	$ 43,227